Cash Overdrafts And Cash Equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash overdrafts included in accounts payable	$ 10.3	$ 11.1
Cash equivalents	$ 32.5	$ 45.5
Cash equivalents weighted average rate of return	0.10%	0.10%
Maximum [Member]
Repurchase agreement period, days	10 days